Issued Capital	12 Months Ended
Jun. 30, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Issued Capital

15. ISSUED CAPITAL

Issued capital	2018	2017	2018	2017
	Shares	Shares	$'000	$'000
Ordinary shares - fully paid	257,029,426	205,142,734	164,087	155,580

Movements in ordinary share capital

Details	Date	Shares	Issue price	$'000
			$
Balance	June 30, 2017	205,142,734		155,580
Issue of shares Highbridge	May 8, 2018	15,444,020	0.17	2,625
Issue of shares Nant Capital	May 31, 2018	29,305,819	0.17	4,982
Issue of shares Entitlement offer	June 4, 2018	7,136,853	0.17	1,213
Share issue transaction costs				(313)

Balance	June 30, 2018	257,029,426		164,087
The weighted average number of shares on issue during the twelve months to June 30, 2018 was		210,454,829

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the Company does not have a limited amount of authorised capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote. Benitec shares are listed on the Australian Securities Exchange and trade under the code BLT.

Benitec shares trade on Nasdaq as American Depository Receipts (ADR) under the code BNTC. Each ADR represents 20 ordinary shares.

Share buy-back

There is no current on-market share buy-back.

Capital risk management

The Group's objectives when managing capital is to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.

The capital structure of the Group consists of cash and cash equivalents and equity attributable to equity holders. Operating globally, the Group develops speciality pharmaceutical products. The overall strategy of the Group is to continue its drug development programs, which depends on selling assets and raising additional equity to fund the activities.

The capital risk management policy remains unchanged from the prior year.